Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Options [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	R$ 652
Options [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(720)
Options [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(68)	R$ (16,462)
Options [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	3,800
Options [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(7,600)
Options [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(3,800)	(20,300)
Options [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		1,192
Options [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(17,654)
Options [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		23,800
Options [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(44,100)
NDF [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	17,692
NDF [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,565)
NDF [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	16,127	(20,378)
NDF [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
NDF [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(74,615)
NDF [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(74,615)	(49,160)
NDF [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		1,100
NDF [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(21,478)
NDF [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		17,000
NDF [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(66,160)
Soybean - Future [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,224
Soybean - Future [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,906)
Soybean - Future [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(682)	526
Soybean - Future [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	1,463,970
Soybean - Future [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(2,829,650)
Soybean - Future [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(1,365,680)	(1,950,357)
Soybean - Future [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		526
Soybean - Future [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Soybean - Future [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		167,821
Soybean - Future [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(2,118,178)
Soybean - Structured products [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Soybean - Structured products [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(810)
Soybean - Structured products [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(810)
Soybean - Structured products [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Soybean - Structured products [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(560,161)
Soybean - Structured products [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(560,161)
Basis - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Basis - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(876)
Basis - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(876)
Basis - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Basis - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(233,589)
Basis - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(233,589)
Corn - Options Put [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	3,623
Corn - Options Put [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Corn - Options Put [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	3,623	866
Corn - Options Put [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	216,354
Corn - Options Put [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Corn - Options Put [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	216,354	145,937
Corn - Options Put [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		866
Corn - Options Put [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Corn - Options Put [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		145,937
Corn - Options Put [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Corn - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	3,978
Corn - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Corn - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	3,978
Corn - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Corn - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(607,050)
Corn - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(607,050)
Corn - Structured products [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	591
Corn - Structured products [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Corn - Structured products [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	591
Corn - Structured products [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Corn - Structured products [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(88,446)
Corn - Structured products [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(88,446)
Cotton - Structured products [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,050
Cotton - Structured products [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Cotton - Structured products [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,050
Cotton - Structured products [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Cotton - Structured products [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(10,330,050)
Cotton - Structured products [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(10,330,050)
Cotton - Call Options [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Cotton - Call Options [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(11)
Cotton - Call Options [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(11)
Cotton - Call Options [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Cotton - Call Options [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(6,350,000)
Cotton - Call Options [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(6,350,000)
Cotton - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	2,293
Cotton - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(141)
Cotton - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	2,152
Cotton - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Cotton - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(10,922,350)
Cotton - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(10,922,350)
Fattened cattle - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	23
Fattened cattle - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Fattened cattle - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	23
Fattened cattle - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Fattened cattle - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(1,650)
Fattened cattle - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(1,650)
Ethanol - Futures [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	4
Ethanol - Futures [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(7,181)
Ethanol - Futures [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(7,177)
Ethanol - Futures [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Ethanol - Futures [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(58,800)
Ethanol - Futures [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(58,800)
TRS - Future [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	526
TRS - Future [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(512)
TRS - Future [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	14
TRS - Future [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
TRS - Future [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(30,336,000)
TRS - Future [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(30,336,000)
Swap [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	8,496
Swap [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(19,402)
Swap [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(10,906)	(3,523)
Swap [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	531,741,790
Swap [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position	(531,741,790)
Swap [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Swap [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		6,020
Swap [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(9,543)
Swap [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		300,000,000
Swap [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(300,000,000)
Deposited margin [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	430
Deposited margin [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Deposited margin [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	430	8,098
Deposited margin [Member] | Volume / Position Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Deposited margin [Member] | Volume / Position Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Deposited margin [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Deposited margin [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		8,098
Deposited margin [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Deposited margin [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Deposited margin [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Risks - Derivatives [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	40,582
Risks - Derivatives [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(33,124)
Risks - Derivatives [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	7,458
Current [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	29,609
Current [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(15,492)
Current [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		31,718
Current [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(69,190)
Non-current [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	10,973
Non-current [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(17,632)
Non-current [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		6,757
Non-current [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(17,878)
Realized [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	69,737
Realized [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	(112,456)
Realized [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		99,909
Realized [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(41,950)
Unrealized [Member] | Book Value Long [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	110,798
Unrealized [Member] | Book Value Short [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value	R$ (47,080)
Unrealized [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		48,288
Unrealized [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(130,888)
Dóllar - Acumulator [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(26,304)
Dóllar - Acumulator [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(38,000)
Dóllar - Acumulator [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		1,433
Dóllar - Acumulator [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(27,737)
Dóllar - Acumulator [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		2,000
Dóllar - Acumulator [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(40,000)
Soybean - Options Put [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		10,561
Soybean - Options Put [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		891,268
Soybean - Options Put [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		10,561
Soybean - Options Put [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Soybean - Options Put [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		891,268
Soybean - Options Put [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Soybean - Options Call [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(2,794)
Soybean - Options Call [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(1,782,536)
Soybean - Options Call [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Soybean - Options Call [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(2,794)
Soybean - Options Call [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Soybean - Options Call [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(1,782,536)
Soybean - Accumulator [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		2,295
Soybean - Accumulator [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(458,107)
Soybean - Accumulator [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		2,295
Soybean - Accumulator [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Soybean - Accumulator [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Soybean - Accumulator [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(458,107)
Corn - Options Call [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(93)
Corn - Options Call [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(145,937)
Corn - Options Call [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Corn - Options Call [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(93)
Corn - Options Call [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Corn - Options Call [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(145,937)
Corn - Future [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		775
Corn - Future [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(149,400)
Corn - Future [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		996
Corn - Future [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(221)
Corn - Future [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		583,650
Corn - Future [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(733,050)
Corn - Acumulator [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		651
Corn - Acumulator [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(181,429)
Corn - Acumulator [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		651
Corn - Acumulator [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Corn - Acumulator [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Corn - Acumulator [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(181,429)
Cotton - Accumulator [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		3,244
Cotton - Accumulator [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(8,813,700)
Cotton - Accumulator [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		3,244
Cotton - Accumulator [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Cotton - Accumulator [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Cotton - Accumulator [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(8,813,700)
Cotton - Options Call [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(980)
Cotton - Options Call [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(7,450,000)
Cotton - Options Call [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Cotton - Options Call [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(980)
Cotton - Options Call [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Cotton - Options Call [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(7,450,000)
Cotton - Options Put [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		336
Cotton - Options Put [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Cotton - Options Put [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		590
Cotton - Options Put [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(254)
Cotton - Options Put [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		1,100,000
Cotton - Options Put [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(1,100,000)
Cotton - Future [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(301)
Cotton - Future [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(7,350,000)
Cotton - Future [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		903
Cotton - Future [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(1,204)
Cotton - Future [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		1,000,000
Cotton - Future [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(8,350,000)
Beef cattle - Future [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Beef cattle - Future [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(6,600)
Beef cattle - Future [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Beef cattle - Future [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Beef cattle - Future [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Beef cattle - Future [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(6,600)
Ethanol - Options Call [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(3,008)
Ethanol - Options Call [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(9,000)
Ethanol - Options Call [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Ethanol - Options Call [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(3,008)
Ethanol - Options Call [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Ethanol - Options Call [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(9,000)
Ethanol - Future [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(1,911)
Ethanol - Future [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(16,920)
Ethanol - Future [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
Ethanol - Future [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(1,911)
Ethanol - Future [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
Ethanol - Future [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(16,920)
ATR - Future [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(191)
ATR - Future [Member] | Volume / Position Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(1,500,000)
ATR - Future [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value
ATR - Future [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(191)
ATR - Future [Member] | Volume / Position Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position
ATR - Future [Member] | Volume / Position Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Volume / Position		(1,500,000)
Total Derivative Risks [Member] | Book Value Net [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		(48,593)
Total Derivative Risks [Member] | Book Value Assets [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		38,475
Total Derivative Risks [Member] | Book Value Liabilities [Member]
Schedule of Derivative Financial Instruments [Line Items]
Book Value		R$ (87,068)